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Security Benefit Life Insurance Company                700 SW Harrison St.
Security Benefit Group, Inc.                           Topeka, Kansas 66636-0001
Security Distributors, Inc.                            (785) 431-3000
Security Management Company, LLC

May 1, 2001

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street NW
Washington, DC 20549

Subj:  SBL Variable Annuity Account XIV (SecureDesigns)
       Post Effective Amendment Nos. 2 and 5
       File Nos.: 811-10011 & 333-41180

Dear Sir/Madam:

In accordance  with the  provisions of Rule 497(j) under the  Securities  Act of
1933,  please  accept  this  letter as  certification  that the  Prospectus  and
Statement of Additional  Information for SecureDesigns  Variable Annuity Account
XIV do not differ from that  contained in  Post-Effective  Amendment No. 2 under the  Securities  Act of 1933  and  Post-Effective  Amendment  No.  5  under  the
Investment  Company  Act  of  1940.  This  Post-Effective  Amendment  was  filed electronically on April 12, 2001.

If  you  have  any  questions  concerning  this  filing,  please  contact  me at
(785) 431-3226.

Sincerely,

AMY J. LEE

Amy J. Lee
Vice President and Associate General Counsel
Security Benefit Life Insurance Company